Supplemental cash flow information	12 Months Ended
Mar. 31, 2016
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥411,133 million, ¥1,145,808 million and ¥884,589 million for the years ended March 31, 2014, 2015 and 2016, respectively. Interest payments during the years ended March 31, 2014, 2015 and 2016 were ¥352,590 million, ¥369,770 million and ¥381,280 million, respectively.

Capital lease obligations of ¥3,422 million, ¥3,709 million and ¥6,546 million were incurred for the years ended March 31, 2014, 2015 and 2016, respectively.